UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2021

Focused Dynamic Growth Fund
Investor Class (ACFOX)
I Class (ACFSX)
A Class (ACFDX)
R Class (ACFCX)
R6 Class (ACFNX)
G Class (ACFGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2021
Top Ten Holdings	% of net assets
Tesla, Inc.	8.1%
Amazon.com, Inc.	7.5%
Okta, Inc.	5.0%
Alphabet, Inc., Class C	5.0%
DocuSign, Inc.	4.9%
Chegg, Inc.	4.3%
Square, Inc., Class A	4.2%
Boston Beer Co., Inc. (The), Class A	3.7%
Facebook, Inc., Class A	3.6%
Bill.com Holdings, Inc.	3.5%

Top Five Industries	% of net assets
Software	16.8%
IT Services	16.4%
Interactive Media and Services	9.9%
Automobiles	8.1%
Internet and Direct Marketing Retail	7.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.9%
Temporary Cash Investments - Securities Lending Collateral	1.0%
Other Assets and Liabilities	(1.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,226.70	$4.71	0.84%
I Class	$1,000	$1,227.90	$3.59	0.64%
A Class	$1,000	$1,225.40	$6.11	1.09%
R Class	$1,000	$1,223.80	$7.51	1.34%
R6 Class	$1,000	$1,228.80	$2.75	0.49%
G Class	$1,000	$1,232.00	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.97	$4.28	0.84%
I Class	$1,000	$1,021.98	$3.26	0.64%
A Class	$1,000	$1,019.71	$5.55	1.09%
R Class	$1,000	$1,018.45	$6.82	1.34%
R6 Class	$1,000	$1,022.74	$2.50	0.49%
G Class	$1,000	$1,025.21	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedule of Investments

JANUARY 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Automobiles — 8.1%
Tesla, Inc.(1)	219,982	$174,562,316
Beverages — 6.1%
Boston Beer Co., Inc. (The), Class A(1)	86,103	78,946,979
Constellation Brands, Inc., Class A	243,303	51,319,902
		130,266,881
Biotechnology — 7.3%
Alnylam Pharmaceuticals, Inc.(1)	250,027	37,624,063
Argenx SE, ADR(1)	81,825	23,976,362
Biogen, Inc.(1)	99,604	28,149,086
Blueprint Medicines Corp.(1)	286,262	27,695,848
Ionis Pharmaceuticals, Inc.(1)	102,081	6,132,006
Regeneron Pharmaceuticals, Inc.(1)	65,999	33,252,936
		156,830,301
Capital Markets — 4.3%
Intercontinental Exchange, Inc.	325,440	35,912,304
S&P Global, Inc.	175,058	55,493,386
		91,405,690
Diversified Consumer Services — 4.3%
Chegg, Inc.(1)	969,945	92,396,961
Electronic Equipment, Instruments and Components — 2.1%
Cognex Corp.	560,851	46,062,693
Energy Equipment and Services — 0.8%
Cactus, Inc., Class A	666,722	17,468,116
Entertainment — 1.9%
Netflix, Inc.(1)	74,643	39,739,187
Equity Real Estate Investment Trusts (REITs) — 1.2%
SBA Communications Corp.	94,340	25,346,328
Health Care Equipment and Supplies — 3.5%
Intuitive Surgical, Inc.(1)	77,952	58,280,033
Silk Road Medical, Inc.(1)	293,626	16,011,426
		74,291,459
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	22,244	32,921,120
DraftKings, Inc., Class A(1)	307,948	16,663,066
		49,584,186
Interactive Media and Services — 9.9%
Alphabet, Inc., Class C(1)	58,017	106,504,128
Facebook, Inc., Class A(1)	296,379	76,563,587
Tencent Holdings Ltd.	332,500	29,108,072
		212,175,787
Internet and Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)	50,589	162,198,452
IT Services— 16.4%
BigCommerce Holdings, Inc.(1)(2)	287,147	22,954,531
Mastercard, Inc., Class A	201,678	63,788,735
Okta, Inc.(1)	413,442	107,085,612

	Shares	Value
Square, Inc., Class A(1)	420,070	$90,718,317
Visa, Inc., Class A	352,219	68,066,322
		352,613,517
Machinery — 3.8%
FANUC Corp.	149,000	39,128,415
Westinghouse Air Brake Technologies Corp.	581,556	43,157,271
		82,285,686
Professional Services — 1.0%
Verisk Analytics, Inc.	119,538	21,935,223
Software — 16.8%
Bill.com Holdings, Inc.(1)	622,350	75,852,018
DocuSign, Inc.(1)	448,733	104,505,428
RingCentral, Inc., Class A(1)	102,362	38,172,837
salesforce.com, inc.(1)	333,235	75,164,487
Slack Technologies, Inc., Class A(1)	1,608,136	67,815,095
		361,509,865
Specialty Retail — 0.9%
Ross Stores, Inc.	173,106	19,264,967
Textiles, Apparel and Luxury Goods — 1.2%
NIKE, Inc., Class B	193,709	25,877,585
TOTAL COMMON STOCKS (Cost $1,489,498,153)		2,135,815,200
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $7,481,061), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $7,331,491)		7,331,473
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $12,466,447), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $12,222,031)		12,222,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,820	10,820
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,564,293)		19,564,293
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $21,255,000)	21,255,000	21,255,000
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,530,317,446)		2,176,634,493
OTHER ASSETS AND LIABILITIES — (1.3)%		(27,680,872)
TOTAL NET ASSETS — 100.0%		$2,148,953,621

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,784,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,255,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,509,062,446) — including $20,784,400 of securities on loan	$2,155,379,493
Investment made with cash collateral received for securities on loan, at value (cost of $21,255,000)	21,255,000
Total investment securities, at value (cost of $1,530,317,446)	2,176,634,493
Receivable for capital shares sold	7,344,866
Dividends and interest receivable	88,789
Securities lending receivable	11,220
2,184,079,368

Liabilities
Payable for collateral received for securities on loan	21,255,000
Payable for investments purchased	9,806,849
Payable for capital shares redeemed	2,951,872
Accrued management fees	1,104,004
Distribution and service fees payable	8,022
35,125,747

Net Assets	$2,148,953,621

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,485,566,666
Distributable earnings	663,386,955
$2,148,953,621

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,178,504,048	21,962,853	$53.66
I Class, $0.01 Par Value	$474,106,984	8,741,895	$54.23
A Class, $0.01 Par Value	$15,142,209	286,624	$52.83*
R Class, $0.01 Par Value	$11,851,126	227,953	$51.99
R6 Class, $0.01 Par Value	$12,922,610	233,993	$55.23
G Class, $0.01 Par Value	$456,426,644	8,188,273	$55.74
*Maximum offering price $56.05 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,680)	$2,791,936
Securities lending, net	214,307
Interest	4,041
3,010,284

Expenses:
Management fees	7,664,752
Distribution and service fees:
A Class	10,348
R Class	22,688
Directors' fees and expenses	25,173
Other expenses	4,295
7,727,256
Fees waived(1)	(2,571,969)
5,155,287

Net investment income (loss)	(2,145,003)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,579,401
Foreign currency translation transactions	12,449
23,591,850

Change in net unrealized appreciation (depreciation) on:
Investments	319,917,843
Translation of assets and liabilities in foreign currencies	3,286
319,921,129

Net realized and unrealized gain (loss)	343,512,979

Net Increase (Decrease) in Net Assets Resulting from Operations	$341,367,976

(1)Amount consists of $764,776, $326,018, $7,036, $7,714, $1,362 and $1,465,063 for Investor Class, I Class, A Class, R Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$(2,145,003)	$(1,705,322)
Net realized gain (loss)	23,591,850	12,130,565
Change in net unrealized appreciation (depreciation)	319,921,129	294,385,480
Net increase (decrease) in net assets resulting from operations	341,367,976	304,810,723

Distributions to Shareholders
From earnings:
Investor Class	(6,347,292)	—
I Class	(2,711,822)	—
A Class	(49,793)	—
R Class	(64,216)	—
R6 Class	(9,446)	—
G Class	(2,706,526)	—
Decrease in net assets from distributions	(11,889,095)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	433,370,860	877,383,422

Net increase (decrease) in net assets	762,849,741	1,182,194,145

Net Assets
Beginning of period	1,386,103,880	203,909,735
End of period	$2,148,953,621	$1,386,103,880

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Dynamic Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contigent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$21,255,000	—	—	—	$21,255,000
Gross amount of recognized liabilities for securities lending transactions					$21,255,000

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 15% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended January 31, 2021, the investment advisor agreed to waive 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2021, are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.80% to 1.02%	1.01%	0.84%
I Class	0.60% to 0.82%	0.81%	0.64%
A Class	0.80% to 1.02%	1.01%	0.84%
R Class	0.80% to 1.02%	1.01%	0.84%
R6 Class	0.45% to 0.67%	0.66%	0.49%
G Class	0.45% to 0.67%	0.66%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,603,180 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2021 were $573,441,483 and $157,278,178, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,455,072	$621,740,284	14,491,326	$502,281,091
Issued in reinvestment of distributions	114,785	6,035,401	—	—
Redeemed	(5,214,437)	(256,788,445)	(5,291,616)	(176,930,452)
	7,355,420	370,987,240	9,199,710	325,350,639
I Class
Sold	4,825,399	239,166,005	6,905,991	257,265,553
Issued in reinvestment of distributions	50,870	2,703,717	—	—
Redeemed	(2,671,669)	(130,076,933)	(1,450,746)	(47,352,111)
	2,204,600	111,792,789	5,455,245	209,913,442
A Class
Sold	334,308	17,711,444	203,985	7,071,939
Issued in reinvestment of distributions	941	48,736	—	—
Redeemed	(219,855)	(11,040,835)	(73,837)	(2,502,834)
	115,394	6,719,345	130,148	4,569,105
R Class
Sold	105,331	5,113,484	112,773	3,927,466
Issued in reinvestment of distributions	559	27,838	—	—
Redeemed	(27,576)	(1,320,950)	(38,993)	(1,210,594)
	78,314	3,820,372	73,780	2,716,872
R6 Class
Sold	228,863	12,819,349	26,475	824,231
Issued in reinvestment of distributions	167	9,026	—	—
Redeemed	(4,722)	(258,296)	(283,191)	(9,804,538)
	224,308	12,570,079	(256,716)	(8,980,307)
G Class
Sold	390,682	19,953,199	12,453,141	446,064,638
Issued in reinvestment of distributions	49,588	2,706,526	—	—
Redeemed	(1,880,919)	(95,178,690)	(2,827,134)	(102,250,967)
	(1,440,649)	(72,518,965)	9,626,007	343,813,671
Net increase (decrease)	8,537,387	$433,370,860	24,228,174	$877,383,422

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,067,578,713	$68,236,487	—
Temporary Cash Investments	10,820	19,553,473	—
Temporary Cash Investments - Securities Lending Collateral	21,255,000	—	—
	$2,088,844,533	$87,789,960	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,532,432,600
Gross tax appreciation of investments	$657,140,855
Gross tax depreciation of investments	(12,938,962)
Net tax appreciation (depreciation) of investments	$644,201,893

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2020, the fund had late-year ordinary loss deferrals of $(1,342,092), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From				Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$44.02	(0.13)	10.10	9.97	—	(0.33)	(0.33)	$53.66	22.67%	0.84%(4)	1.01%(4)	(0.50)%(4)	(0.67)%(4)	9%	$1,178,504
2020	$29.60	(0.21)	14.63	14.42	—	—	—	$44.02	48.72%	0.85%	1.02%	(0.62)%	(0.79)%	27%	$642,987
2019	$26.49	(0.14)	3.25	3.11	—	—	—	$29.60	11.74%	0.89%	1.02%	(0.52)%	(0.65)%	23%	$160,079
2018	$20.08	(0.16)	6.57	6.41	—	—	—	$26.49	31.92%	1.02%	1.10%	(0.68)%	(0.76)%	29%	$82,826
2017	$16.99	(0.12)	3.40	3.28	(0.19)	—	(0.19)	$20.08	19.52%	1.02%	1.10%	(0.65)%	(0.73)%	21%	$20,975
2016	$17.04	0.18	(0.02)	0.16	(0.21)	—	(0.21)	$16.99	1.03%	1.10%	1.11%	1.11%	1.10%	250%	$9,147
I Class
2021(3)	$44.44	(0.07)	10.19	10.12	—	(0.33)	(0.33)	$54.23	22.79%	0.64%(4)	0.81%(4)	(0.30)%(4)	(0.47)%(4)	9%	$474,107
2020	$29.83	(0.16)	14.77	14.61	—	—	—	$44.44	48.98%	0.65%	0.82%	(0.42)%	(0.59)%	27%	$290,523
2019	$26.64	(0.09)	3.28	3.19	—	—	—	$29.83	11.97%	0.69%	0.82%	(0.32)%	(0.45)%	23%	$32,275
2018	$20.16	(0.12)	6.60	6.48	—	—	—	$26.64	32.14%	0.82%	0.90%	(0.48)%	(0.56)%	29%	$614
2017	$17.05	(0.09)	3.42	3.33	(0.22)	—	(0.22)	$20.16	19.80%	0.82%	0.90%	(0.45)%	(0.53)%	21%	$134
2016	$17.10	0.20	(0.01)	0.19	(0.24)	—	(0.24)	$17.05	1.23%	0.90%	0.91%	1.31%	1.30%	250%	$33

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From				Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$43.39	(0.19)	9.96	9.77	—	(0.33)	(0.33)	$52.83	22.54%	1.09%(4)	1.26%(4)	(0.75)%(4)	(0.92)%(4)	9%	$15,142
2020	$29.26	(0.30)	14.43	14.13	—	—	—	$43.39	48.29%	1.10%	1.27%	(0.87)%	(1.04)%	27%	$7,430
2019	$26.24	(0.21)	3.23	3.02	—	—	—	$29.26	11.51%	1.14%	1.27%	(0.77)%	(0.90)%	23%	$1,202
2018	$19.95	(0.21)	6.50	6.29	—	—	—	$26.24	31.53%	1.27%	1.35%	(0.93)%	(1.01)%	29%	$639
2017	$16.88	(0.16)	3.38	3.22	(0.15)	—	(0.15)	$19.95	19.22%	1.27%	1.35%	(0.90)%	(0.98)%	21%	$363
2016	$16.92	0.13	—(5)	0.13	(0.17)	—	(0.17)	$16.88	0.85%	1.35%	1.36%	0.86%	0.85%	250%	$449
R Class
2021(3)	$42.76	(0.24)	9.80	9.56	—	(0.33)	(0.33)	$51.99	22.38%	1.34%(4)	1.51%(4)	(1.00)%(4)	(1.17)%(4)	9%	$11,851
2020	$28.90	(0.36)	14.22	13.86	—	—	—	$42.76	47.96%	1.35%	1.52%	(1.12)%	(1.29)%	27%	$6,399
2019	$25.99	(0.27)	3.18	2.91	—	—	—	$28.90	11.20%	1.39%	1.52%	(1.02)%	(1.15)%	23%	$2,192
2018	$19.81	(0.28)	6.46	6.18	—	—	—	$25.99	31.20%	1.52%	1.60%	(1.18)%	(1.26)%	29%	$613
2017	$16.76	(0.18)	3.33	3.15	(0.10)	—	(0.10)	$19.81	18.94%	1.52%	1.60%	(1.15)%	(1.23)%	21%	$98
2016	$16.81	0.09	(0.01)	0.08	(0.13)	—	(0.13)	$16.76	0.54%	1.60%	1.61%	0.61%	0.60%	250%	$374

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From				Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$45.22	(0.06)	10.40	10.34	—	(0.33)	(0.33)	$55.23	22.88%	0.49%(4)	0.66%(4)	(0.15)%(4)	(0.32)%(4)	9%	$12,923
2020	$30.30	(0.07)	14.99	14.92	—	—	—	$45.22	49.24%	0.50%	0.67%	(0.27)%	(0.44)%	27%	$438
2019	$27.02	(0.05)	3.33	3.28	—	—	—	$30.30	12.14%	0.54%	0.67%	(0.17)%	(0.30)%	23%	$8,072
2018	$20.41	(0.07)	6.68	6.61	—	—	—	$27.02	32.39%	0.67%	0.75%	(0.33)%	(0.41)%	29%	$41
2017(6)	$16.58	(0.04)	3.89	3.85	(0.02)	—	(0.02)	$20.41	23.25%	0.67%(4)	0.75%(4)	(0.34)%(4)	(0.42)%(4)	21%(7)	$31
G Class
2021(3)	$45.52	0.09	10.46	10.55	—	(0.33)	(0.33)	$55.74	23.20%	0.00%(4)(8)	0.66%(4)	0.34%(4)	(0.32)%(4)	9%	$456,427
2020	$30.35	0.08	15.09	15.17	—	—	—	$45.52	49.98%	0.00%(8)	0.67%	0.23%	(0.44)%	27%	$438,327
2019(9)	$28.72	0.02	1.61	1.63	—	—	—	$30.35	5.68%	0.00%(4)(8)	0.67%(4)	0.16%(4)	(0.51)%(4)	23%(10)	$88

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)December 1, 2016 (commencement of sale) through July 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2017.
(8)Ratio was less than 0.005%.
(9)April 1, 2019 (commencement of sale) through July 31, 2019.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2019.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 2103

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 26, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2021